Cover	12 Months Ended
Jul. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ATIF HOLDINGS LIMITED
Entity Central Index Key	0001755058
Entity File Number	001-38876
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--07-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	Jan. 05, 2015
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	420 Goddard
Entity Address, City or Town	Irvine
Entity Address, Country	CA
Entity Address, Postal Zip Code	92618
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value US$0.001 per share
Trading Symbol	ZBAI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	23,639,787
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dr. Kamran Khan
Contact Personnel Email Address	kamrankhan@zbai.co
Entity Address, Address Line One	420 Goddard
Entity Address, City or Town	Irvine
Entity Address, Country	CA
Entity Address, Postal Zip Code	92618
Entity Phone Fax Numbers [Line Items]
City Area Code	308
Local Phone Number	888-8888